DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Business combination (Details)		1 Months Ended	2 Months Ended	9 Months Ended
	Oct. 08, 2020 USD ($) item $ / shares shares	Jul. 31, 2020 shares	Dec. 31, 2019 $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares
Aggregate commitment | $				$ 1,081,598,000
IPO
Stock issued during period, shares, new issues			100,000,000	110,000,000
Shares issued, price per share | $ / shares			$ 10.00	$ 10.00
Class A common stock
Stock issued during period, shares, new issues		2,050,000
Class A common stock | IPO
Stock issued during period, shares, new issues	8,693,855
Number of business days prior to the consummation of the Business Combination | item	2
Shares issued, price per share | $ / shares	$ 10.03
Aggregate commitment | $	$ 87,200,000
Class A common stock | IPO | Polaris Parent Corp
Stock issued during period, shares, new issues	415,700,000